Income Tax (Tables)	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Loss before income tax
	2012	2013	2014
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	(2,171)	(3,509)	(1,495)
PRC	(181)	2,832	1,337
Others	1,452	(48)	(63)

Total	(900)	(725)	(221)

Deferred taxes
	2012	2013	2014
	$ in thousands	$ in thousands	$ in thousands

Deferred income tax	17	2	-
Current income tax expense	(19)	(31)	-

Total income tax expense	(2)	(29)	-

Geographic tax expense
	2012	2013	2014
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	(2)	(29)	-
PRC	-	-	-
Others	-	-	-

Total	(2)	(29)	-

Income tax liabilities
	2013	2014
	$ in thousands	$ in thousands

Non-current	2,595	2,595
Current	7	7

Total	2,602	2,602

Deferred tax assets and liabilities
	2013	2014
	$ in thousands	$ in thousands

Tax loss carry forwards	700	853
Less: Valuation allowance	(700)	(853)
	-	-

Changes in valuation allowance
(f)	Changes in valuation allowance are as follows:
	2012	2013	2014
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	485	784	700
Charged / (credited) to income tax expense	299	(84)	153

Balance, March 31	784	700	853

Tax expense attributable to earnings
	2012	2013	2014
	$ in thousands	$ in thousands	$ in thousands

Loss before income taxes	(900)	(725)	(221)

Income tax benefit on pretax income at statutory rate	148	120	36
Effect of different tax rates of subsidiary operating in other jurisdictions	176	(249)	(28)
Profit not subject to income tax	4,369	3,600	1,129
Expenses not deductible for income tax purposes	(4,715)	(3,469)	(1,137)
(Increase) / decrease in valuation allowance	(299)	84	(153)
Reversal of provision as a result of development of tax rules	20	-	-
Under provision of prior year	-	(31)	-
Tax losses not yet recognized / (utilization of tax losses not previously recognized)	299	(84)	153

Total income tax expense	(2)	(29)	-